Unsecured senior notes- Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
Future principal payments
Between 1 to 2 years	¥ 4,445
Between 2 to 3 years	14,287
Thereafter	76,195
Total principal amount	94,927		¥ 107,968
Level 2
Unsecured senior notes
Fair value	¥ 89,319	$ 14,067	¥ 111,419	$ 16,976